Provisions - Disclosure of movements in provisions (Details) £ in Millions	12 Months Ended
Dec. 31, 2023 GBP (£)
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	£ 858
Provisions, ending balance	817
Provisions other than undrawn contractually committed facilities and guarantees
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	326
Additions	262
Amounts utilised	(170)
Unused amounts reversed	(62)
Exchange and other movements	(12)
Provisions, ending balance	344
Redundancy and restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	45
Additions	178
Amounts utilised	(80)
Unused amounts reversed	(13)
Exchange and other movements	(4)
Provisions, ending balance	126
Customer redress
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	46
Additions	12
Amounts utilised	(11)
Unused amounts reversed	(25)
Exchange and other movements	(1)
Provisions, ending balance	21
Legal, competition and regulatory matters
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	113
Additions	27
Amounts utilised	(68)
Unused amounts reversed	(10)
Exchange and other movements	(3)
Provisions, ending balance	59
Sundry provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	122
Additions	45
Amounts utilised	(11)
Unused amounts reversed	(14)
Exchange and other movements	(4)
Provisions, ending balance	138
Undrawn contractually committed facilities and guarantees
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	532
Net change in expected credit loss provision and other movements	(59)
Provisions, ending balance	£ 473